GS Mortgage-Backed Securities Trust 2023-PJ6 ABS-15G

Exhibit 99.2 - Schedule 6

Seller Loan ID	Customer Loan ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments	Deal #